Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Common stocks: 94.73%
Communication services: 0.07%
Media: 0.07%
DallasNews Corporation Class A ♠	542,597	$ 4,036,922
Consumer discretionary: 8.19%
Hotels, restaurants & leisure: 4.02%
Bally's Corporation †	314,681	17,027,389
Denny’s Corporation ♠†	4,524,712	74,612,501
Dine Brands Global Incorporated ♠†	924,846	82,542,505
Jack In The Box Incorporated ##	634,700	70,730,968
		244,913,363
Household durables: 2.72%
Helen of Troy Limited †	516,393	117,799,571
Tupperware Brands Corporation †##	2,003,513	47,583,434
		165,383,005
Multiline retail: 0.46%
Franchise Group Incorporated	792,521	27,952,216
Textiles, apparel & luxury goods: 0.99%
Delta Apparel Incorporated ♠†	597,802	17,647,115
Steven Madden Limited	975,100	42,670,376
		60,317,491
Consumer staples: 11.34%
Beverages: 0.75%
Primo Water Corporation	2,734,900	45,754,877
Food & staples retailing: 1.09%
BJ's Wholesale Club Holdings Incorporated †	1,402,500	66,730,950
Food products: 5.93%
Hostess Brands Incorporated †	3,009,743	48,727,739
J & J Snack Foods Corporation	922,369	160,870,377
Nomad Foods Limited †	3,757,380	106,221,133
Tootsie Roll Industries Incorporated ##«	687,878	23,325,943
UTZ Brands Incorporated Class A «	998,279	21,752,499
		360,897,691
Household products: 3.21%
Central Garden & Pet Company ♠†	816,722	43,229,096
Central Garden & Pet Company Class A †	917,451	44,312,883
Spectrum Brands Holdings Incorporated	1,270,855	108,073,509
		195,615,488
Personal products: 0.36%
Edgewell Personal Care Company	495,629	21,758,113
Energy: 4.82%
Energy equipment & services: 0.94%
Forum Energy Technologies Incorporated †«	173,244	4,067,769
See accompanying notes to portfolio of investments

Wells Fargo Special Small Cap Value Fund  |  1

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Energy equipment & services (continued)
Patterson-UTI Energy Incorporated	4,051,410	$ 40,271,015
TechnipFMC plc ##	1,458,917	13,203,199
		57,541,983
Oil, gas & consumable fuels: 3.88%
Alto Ingredients Incorporated †«	2,408,276	14,714,566
Berry Petroleum Corporation	1,894,637	12,731,961
Denbury Incorporated †	761,636	58,478,412
Magnolia Oil & Gas Corporation †	4,110,276	64,243,614
Nordic American Tankers Limited «	3,426,200	11,237,936
Southwestern Energy Company †	5,929,680	33,621,286
Whiting Petroleum Corporation	755,348	41,204,233
		236,232,008
Financials: 17.64%
Banks: 9.22%
Associated Banc Corporation	2,531,456	51,844,219
CVB Financial Corporation	1,713,400	35,278,906
First Citizens BancShares Corporation Class A	177,095	147,474,090
First Hawaiian Incorporated	1,227,290	34,781,399
Hancock Holding Company	1,132,045	50,308,080
Renasant Corporation	1,305,274	52,210,960
South State Corporation	653,932	53,465,480
UMB Financial Corporation	1,463,300	136,174,698
		561,537,832
Capital markets: 1.76%
Apollo Investment Corporation	1,806,886	24,663,994
Glassbridge Enterprises Incorporated ♠†«	1,527	138,957
New Mountain Finance Corporation	2,457,650	32,367,251
Pershing Square Tontine Holdings †	1,788,495	40,706,146
Westwood Holdings Group Incorporated ♠	438,883	9,550,094
		107,426,442
Diversified financial services: 0.24%
Mason Industrial Technology Incorporated †	862,800	8,688,396
Pine Island Acquisition Corporation †	598,455	6,056,365
		14,744,761
Insurance: 4.57%
CNO Financial Group Incorporated	750,130	17,718,071
Enstar Group Limited †	290,837	69,486,776
National Western Life Group Class A	67,926	15,241,915
ProAssurance Corporation	1,200,659	27,314,992
Stewart Information Services Corporation	1,211,300	68,668,597
The Hanover Insurance Group Incorporated	588,077	79,766,764
		278,197,115
Mortgage REITs: 1.85%
Apollo Commercial Real Estate Finance Incorporated	2,061,953	32,888,150
New York Mortgage Trust Incorporated	5,580,481	24,944,750
Two Harbors Investment Corporation «	7,217,696	54,565,782
		112,398,682
See accompanying notes to portfolio of investments

2  |  Wells Fargo Special Small Cap Value Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Health care: 4.49%
Health care equipment & supplies: 1.32%
Natus Medical Incorporated †	1,067,866	$ 27,743,159
Ortho Clinical Diagnostics Holdings plc †	992,027	21,239,298
Varex Imaging Corporation †	1,176,612	31,556,734
		80,539,191
Health care providers & services: 2.47%
ATI Physical Therapy Incorporated Class A (Acquired 6-8-2021, cost $9,287,000) ♦†>	928,700	8,859,798
Owens & Minor Incorporated ##	1,897,141	80,305,979
Patterson Companies Incorporated	1,220,065	37,077,775
Premier Incorporated Class A	687,137	23,905,496
		150,149,048
Pharmaceuticals: 0.70%
Prestige Consumer Healthcare Incorporated †	820,700	42,758,470
Industrials: 25.78%
Aerospace & defense: 0.82%
Parsons Corporation †	1,265,316	49,802,838
Building products: 4.90%
CSW Industrials Incorporated ♠	831,447	98,493,212
Griffon Corporation	1,788,199	45,831,540
Janus International Group Incorporated †«	2,489,902	35,182,315
JELD-WEN Holding Incorporated †##	469,221	12,321,743
Quanex Building Products Corporation ♠	2,430,735	60,379,457
Simpson Manufacturing Company Incorporated	418,381	46,205,998
		298,414,265
Commercial services & supplies: 4.23%
ACCO Brands Corporation	3,259,719	28,131,375
Custom Truck One Source †	3,475,000	33,082,000
Ennis Incorporated	1,256,409	27,037,922
Harsco Corporation †	1,712,899	34,977,398
Healthcare Services Group Incorporated	2,071,469	65,396,276
Matthews International Corporation Class A	344,000	12,370,240
Viad Corporation ♠†	1,139,015	56,779,898
		257,775,109
Construction & engineering: 1.33%
APi Group Corporation 144A†	3,666,667	76,596,674
Fluor Corporation †	254,199	4,499,322
		81,095,996
Electrical equipment: 1.89%
Atkore International Incorporated †	1,395,237	99,061,827
Babcock & Wilcox Enterprises Incorporated †	2,046,859	16,129,249
		115,191,076
Machinery: 9.26%
Alamo Group Incorporated	240,649	36,742,289
Columbus McKinnon Corporation	601,017	28,993,060
Douglas Dynamics Incorporated ♠	1,646,344	66,989,737
See accompanying notes to portfolio of investments

Wells Fargo Special Small Cap Value Fund  |  3

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Machinery (continued)
Franklin Electric Company Incorporated	1,676,469	$ 135,156,931
Kadant Incorporated	327,710	57,706,454
Landcadia Holdings III Incorporated Class A †«	888,583	11,018,429
Mayville Engineering Company Incorporated †	738,147	14,844,136
Mueller Industries Incorporated ♠	3,282,934	142,183,871
NN Incorporated †	1,157,115	8,504,795
Trimas Corporation †	2,032,618	61,649,304
		563,789,006
Professional services: 2.12%
CBIZ Incorporated †	1,649,881	54,066,600
Korn Ferry International	1,033,237	74,961,344
		129,027,944
Road & rail: 0.84%
Werner Enterprises Incorporated	1,143,843	50,923,890
Trading companies & distributors: 0.39%
Air Lease Corporation	576,800	24,075,632
Information technology: 4.67%
Communications equipment: 0.42%
Netgear Incorporated †	670,200	25,682,064
Electronic equipment, instruments & components: 0.69%
Belden Incorporated	827,593	41,851,378
IT services: 2.41%
Concentrix Corporation †	345,904	55,621,363
Global Blue Group Holding AG †	4,536,904	45,006,088
Maximus Incorporated	528,400	46,483,348
		147,110,799
Semiconductors & semiconductor equipment: 0.80%
Brooks Automation Incorporated	388,566	37,022,568
DSP Group Incorporated †	782,026	11,573,985
		48,596,553
Software: 0.35%
Synchronoss Technologies Incorporated †	2,842,992	10,206,341
Telos Corporation †	326,624	11,108,482
		21,314,823
Materials: 15.21%
Chemicals: 7.29%
Atotech Limited †	555,822	14,190,136
Avient Corporation	2,831,001	139,172,009
Element Solutions Incorporated	1,031,692	24,120,959
Innospec Incorporated ♠	1,626,994	147,421,926
Minerals Technologies Incorporated	188,856	14,857,302
NewMarket Corporation	200,786	64,649,076
PQ Group Holdings Incorporated	2,588,778	39,763,630
		444,175,038
See accompanying notes to portfolio of investments

4  |  Wells Fargo Special Small Cap Value Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Construction materials: 3.03%
Eagle Materials Incorporated	1,296,457	$ 184,239,506
Containers & packaging: 2.26%
Myers Industries Incorporated	1,639,760	34,434,960
Silgan Holdings Incorporated	2,478,015	102,837,623
		137,272,583
Metals & mining: 0.55%
Compass Minerals International Incorporated	566,800	33,588,568
Paper & forest products: 2.08%
Neenah Incorporated ♠	1,481,661	74,334,933
Schweitzer-Mauduit International Incorporated	1,300,115	52,498,644
		126,833,577
Real estate: 0.56%
Equity REITs: 0.56%
Washington REIT	1,489,610	34,261,030
Utilities: 1.96%
Electric utilities: 1.96%
ALLETE Incorporated	623,300	43,618,534
Hawaiian Electric Industries Incorporated	1,788,429	75,614,778
		119,233,312
Total Common stocks (Cost $4,276,204,479)		5,769,140,635
Other instruments: 0.13%
Capital Investment Corporation (Acquired 3-2-2021, commitment amount $12,500,000, cost $0) ♦‡†>=	1,250,000	0
Empower Limited Class A (Acquired 3-11-2021, commitment amount $55,000,000, cost $0) ♦‡†>=	5,500,000	55,000
Landcadia Holdings III Incorporated Class A (Acquired 1-25-2021, commitment amount $36,229,000, cost $0) ♦‡†>=	3,622,900	6,484,991
Mudrick Capital Acquisition Corporation II Class A (Acquired 4-6-2021, commitment amount $14,778,330, cost $0) ♦‡†>=	1,477,833	1,522,169
Total Other instruments (Cost $0)		8,062,160

		Yield
Short-term investments: 5.21%
Investment companies: 5.21%
Securities Lending Cash Investments LLC ♠∩∞		0.03%	43,213,596	43,213,596
Wells Fargo Government Money Market Fund Select Class ♠∞#		0.03	273,697,877	273,697,877
Total Short-term investments (Cost $316,911,473)				316,911,473
Total investments in securities (Cost $4,593,115,952)	100.07%			6,094,114,268
Other assets and liabilities, net	(0.07)			(4,136,649)
Total net assets	100.00%			$6,089,977,619

See accompanying notes to portfolio of investments

Wells Fargo Special Small Cap Value Fund  |  5

Portfolio of investments—June 30, 2021 (unaudited)

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $16,921,958 (original aggregate cost of $9,287,000), representing 0.28% of its net assets as of period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
‡	Security is valued using significant unobservable inputs.
=	All or a portion of the position represents an unfunded purchase commitment. The Fund held securities with an aggregate unfunded commitment amount of $118,507,330, representing 1.95% of its net assets as of period end.
#	All or a portion of this security is segregated as collateral for investments in unfunded restricted securities.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

6  |  Wells Fargo Special Small Cap Value Fund

Portfolio of investments—June 30, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Common stocks
Communication services
Media
A.H. Belo Corporation Class A*	$4,209,028	$334,362	$(11,223,160)	$0	$6,679,770	$0		0	$86,816
DallasNews Corporation Class A	0	11,223,160	0	(5)	(7,186,233)	4,036,922		542,597	0
Consumer discretionary
Hotels, restaurants & leisure
Denny’s Corporation†	78,234,620	3,558,528	0	0	(7,180,647)	74,612,501		4,524,712	0
Dine Brands Global Incorporated†	72,487,294	11,174,840	0	0	(1,119,629)	82,542,505		924,846	0
Textiles, apparel & luxury goods
Delta Apparel Incorporated†	15,770,723	533,073	0	0	1,343,319	17,647,115		597,802	0
Consumer staples
Household products
Central Garden & Pet Company†	45,370,897	2,014,684	0	0	(4,156,485)	43,229,096		816,722	0
Financials
Capital markets
Glassbridge Enterprises Incorporated†	106,890	0	0	0	32,067	138,957		1,527	0
Westwood Holdings Group Incorporated	6,346,248	0	0	0	3,203,846	9,550,094		438,883	43,888
Diversified financial services
Juniper Industrial Holdings Incorporated Class A*	30,004,950	718,953	(29,382,038)	0	(1,341,865)	0		0	0
Pine Island Acquisition Corporation†,*	10,857,797	0	(4,545,402)	(11,598)	(244,432)	6,056,365		598,455	0
Industrials
Building products
CSW Industrials Incorporated	106,799,175	5,103,389	0	0	(13,409,352)	98,493,212		831,447	118,666
Quanex Building Products Corporation	58,803,044	4,859,479	0	0	(3,283,066)	60,379,457		2,430,735	185,946
Commercial services & supplies
Viad Corporation†	46,553,755	991,724	0	0	9,234,419	56,779,898		1,139,015	0
Machinery
Douglas Dynamics Incorporated	62,770,646	12,280,719	0	0	(8,061,628)	66,989,737		1,646,344	457,153
Mueller Industries Incorporated	132,122,926	3,862,809	0	0	6,198,136	142,183,871		3,282,934	422,387
Materials
Chemicals
Innospec Incorporated	154,024,731	12,691,898	0	0	(19,294,703)	147,421,926		1,626,994	897,693
Paper & forest products
Neenah Incorporated	74,946,002	1,246,523	0	0	(1,857,592)	74,334,933		1,481,661	689,331
						884,396,589	14.53%
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	88,068,134	212,751,878	(257,606,416)	0	0	43,213,596		43,213,596	7,214#
Wells Fargo Government Money Market Fund Select Class	229,802,237	346,451,820	(302,556,180)	0	0	273,697,877		273,697,877	15,181
						316,911,473	5.21
				$(11,603)	$(40,444,075)	$1,201,308,062	19.74%		$2,924,275

See accompanying notes to portfolio of investments

Wells Fargo Special Small Cap Value Fund  |  7

Portfolio of investments—June 30, 2021 (unaudited)

†	Non-income-earning security
*	No longer an affiliate of the Fund at the end of the period.
#	Amount shown represents income before fees and rebates.
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
Tootsie Roll Industries Incorporated	Bank of America Securities Incorporated	(500)	$(1,750,000)	$35.00	7-16-2021	$(38,750)
Put
Hillenbrand Incorporated	Bank of America Securities Incorporated	500	2,250,000	45.00	7-16-2021	(97,500)
Jack in the Box Incorporated	Bank of America Securities Incorporated	250	2,750,000	110.00	7-16-2021	(56,250)
JELD-WEN Holding Incorporated	Bank of America Securities Incorporated	500	1,250,000	25.00	7-16-2021	(13,750)
Liberty Oilfield Services Incorporated	Bank of America Securities Incorporated	2,000	3,000,000	15.00	7-16-2021	(245,000)
Northern Oil & Gas Incorporated	Bank of America Securities Incorporated	2,000	3,600,000	18.00	7-16-2021	(30,000)
Oasis Petroleum Incorporated	Bank of America Securities Incorporated	250	2,125,000	85.00	7-16-2021	(29,375)
Owens & Minor Incorporated	Bank of America Securities Incorporated	500	2,000,000	40.00	7-16-2021	(40,000)
TechnipFMC plc	Bank of America Securities Incorporated	1,000	900,000	9.00	7-16-2021	(35,000)
Tupperware Brands Corporation	Bank of America Securities Incorporated	500	1,000,000	20.00	7-16-2021	(7,500)
UFP Industries Incorporated	Bank of America Securities Incorporated	500	3,500,000	70.00	7-16-2021	(36,250)
						$(629,375)
See accompanying notes to portfolio of investments

8  |  Wells Fargo Special Small Cap Value Fund

Notes to portfolio of investments—June 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

Wells Fargo Special Small Cap Value Fund  |  9

Notes to portfolio of investments—June 30, 2021 (unaudited)

The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$4,036,922	$0	$0	$4,036,922
Consumer discretionary	498,566,075	0	0	498,566,075
Consumer staples	690,757,119	0	0	690,757,119
Energy	293,773,991	0	0	293,773,991
Financials	1,074,165,875	138,957	0	1,074,304,832
Health care	264,586,911	8,859,798	0	273,446,709
Industrials	1,537,013,756	33,082,000	0	1,570,095,756
Information technology	239,549,529	45,006,088	0	284,555,617
Materials	926,109,272	0	0	926,109,272
Real estate	34,261,030	0	0	34,261,030
Utilities	119,233,312	0	0	119,233,312
Other instruments	0	0	8,062,160	8,062,160
Short-term investments
Investment companies	316,911,473	0	0	316,911,473
Total assets	$5,998,965,265	$87,086,843	$8,062,160	$6,094,114,268
Liabilities
Written options	$0	$629,375	$0	$629,375
Total liabilities	$0	$629,375	$0	$629,375
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

10  |  Wells Fargo Special Small Cap Value Fund

Notes to portfolio of investments—June 30, 2021 (unaudited)

For the three months ended June 30, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Special Small Cap Value Fund  |  11